Loan Servicing (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Activity for mortgage servicing rights
Beginning of year	$ 47	$ 76	$ 115
Additions	112	4	5
Amortized to expense	(35)	(33)	(44)
End of year	$ 124	$ 47	$ 76